Commitments and Contingencies (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended					1 Months Ended	6 Months Ended		6 Months Ended			12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2010 Flood, Crude Oil Discharge and Insurance	Oct. 31, 2009 Flood, Crude Oil Discharge and Insurance item	May 31, 2008 Flood, Crude Oil Discharge and Insurance item	Jun. 30, 2013 Flood, Crude Oil Discharge and Insurance item	Dec. 31, 2012 Flood, Crude Oil Discharge and Insurance item	Oct. 25, 2010 Flood, Crude Oil Discharge and Insurance	Jun. 30, 2013 EHS	Mar. 31, 2013 EHS	Jun. 30, 2012 EHS	Jun. 30, 2013 EHS item	Jun. 30, 2012 EHS	Dec. 31, 2012 EHS item	Dec. 31, 2011 EHS item	Mar. 31, 2012 EHS Minimum	Mar. 31, 2012 EHS Maximum	Jun. 30, 2013 MSAT II	Dec. 31, 2012 MSAT II	Sep. 28, 2012 Wynnewood refinery incident item	May 31, 2010 CRRM Litigation Oklahoma and Kansas item	Jul. 02, 2013 CRRM Flood, Crude Oil Discharge and Insurance	May 21, 2013 CRRM Flood, Crude Oil Discharge and Insurance	Apr. 19, 2013 CRRM Flood, Crude Oil Discharge and Insurance	Feb. 12, 2013 CRRM Flood, Crude Oil Discharge and Insurance	Mar. 31, 2012 CRRM EHS item	Jun. 30, 2013 CRRM EHS item	Dec. 31, 2012 CRRM EHS	Jun. 30, 2013 CRRM MSAT II	Jun. 30, 2013 CRRM Tier 3 Maximum	Jun. 30, 2013 WRC	Dec. 31, 2012 WRC	Jun. 30, 2013 WRC MSAT II	Jun. 30, 2013 New Vitol Agreement CRRM	Dec. 31, 2012 New Vitol Agreement CRRM
Commitments and Contingencies
Renewal term of agreement																																					1 year	1 year
Number of days for prior notice of nonrenewal																																					180 days	180 days
Number of lawsuits filed																								2
Number of private claimants								16
Aggregate amount of claims (excluding punitive damages)						$ 3,200,000	$ 3,200,000	$ 4,400,000
Number of additional plaintiffs							3
Number of claims not settled									1	1
Reimbursement of oversight cost											1,800,000
Environmental civil penalty plus accrued interest for CWA violations																											600,000	600,000
Amount of reimbursement agreed for oversight cost																											1,700,000	1,700,000
Environmental civil penalty related to RMP settlement agreement																									300,000	300,000
Insurance proceeds under primary environmental liability insurance policy					703,000				25,000,000	25,000,000
Environmental, Health, and Safety ("EHS") Matters
Environmental accruals												1,900,000			1,900,000		2,300,000	1,900,000
Environmental accruals included in other current liabilities												500,000			500,000		700,000	500,000
Estimated closure and post-closure costs												800,000			800,000		800,000	900,000
Number of landfills															2		2	2
Estimated future payments for environmental obligations
Six months ended December 31, 2013												400,000			400,000
2014												300,000			300,000		334,000
2015												200,000			200,000		184,000
2016												100,000			100,000		127,000
2017												100,000			100,000		109,000
Thereafter												1,100,000			1,100,000		1,056,000
Undiscounted total												2,200,000			2,200,000		2,534,000
Less amounts representing interest at 2.24%												300,000			300,000		210,000
Accrued environmental liabilities at the end of the year												1,900,000			1,900,000		2,324,000
Interest rate (as a percent)												2.24%			2.24%		1.47%
Acceleration of project completion																					3 months	3 months
Estimated amount expected to be spent for environmental remediation compliance, including capital expenditures																																59,000,000	20,000,000			98,000,000
Proposed percentage of renewable fuel													9.60%		9.60%		9.00%
Cost of Renewable Identification Numbers												65,500,000		6,000,000	97,600,000	9,300,000
Biofuel blending obligation recorded in accrued expenses and other current liabilities												82,600,000			82,600,000		1,100,000
Marquee issues under the Clean Air Act																													4	4
Percentage of required refining capacity																													90.00%
Environmental civil penalty																													700,000		700,000
Estimated costs associated with Second Consent Decree																													40,000,000
Estimated cost of completion of project																													1,200,000		1,200,000
Period over which incremental capital expenditure not material and limited primarily to retrofit and replacement of heaters and boilers																			5 years	7 years
Payment of civil penalties																																		950,000	950,000
Expected remaining costs under consent order																																		3,000,000	2,000,000
Expenses related to environmental, health and safety ("EHS") matters	$ 15,800,000	$ 5,500,000	$ 38,000,000	$ 10,700,000
Number of employees fatally injured																							2